Company Overview	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview

Note 1—Company overview

BlackLine, Inc. and its subsidiaries (the “Company” or “BlackLine”) provide financial accounting close solutions delivered primarily as Software as a Service (“SaaS”). The Company’s solutions enable its customers to address various aspects of their financial close process including account reconciliations, variance analysis of account balances, journal entry capabilities, and certain types of data matching capabilities.

The Company is headquartered in Los Angeles, California and has offices in Chicago, Atlanta, New York, Vancouver, London, Paris, Frankfurt, Sydney, Melbourne, Kuala Lumpur, Netherlands, Poland, Singapore, and South Africa.

Note 1—The Company

BlackLine, Inc. and its subsidiaries (the “Company” or “BlackLine”) provide financial accounting close solutions delivered primarily as Software as a Service (“SaaS”). The Company’s solutions enable its customers to address various aspects of their financial close process, including account reconciliations, variance analysis of account balances, journal entry capabilities, and certain types of data matching capabilities.

The Company is headquartered in Los Angeles, California and has offices in Chicago, Atlanta, New York, Vancouver, London, Paris, Frankfurt, Sydney, Melbourne, Kuala Lumpur, Netherlands, and Singapore.